Performance Management - SEI DBi Multi-Strategy Alternative ETF	Jul. 25, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

It is currently contemplated that before the Fund commences operations, the Fund will acquire the assets and liabilities of the Predecessor Fund (the "Reorganization"). The Reorganization is expected to occur on August 25, 2025. As a result of the Reorganization, the Fund will assume the Predecessor Fund's performance and accounting history prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Fund. The Predecessor Fund's investment objective was identical to the Fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund was also advised by the Adviser and Sub-Adviser.

The Predecessor Fund's returns in the bar chart and table have not been restated to reflect the Fund's expenses. If the Predecessor Fund's performance information had been adjusted to reflect the Fund's expenses, the performance may have differed for a given period depending on the expenses incurred by the Predecessor Fund for that period.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Predecessor Fund's Class Y Shares' performance for the past calendar year and by showing how the Predecessor Fund's average annual returns for 1 year and since the Predecessor Fund's inception, compare with those of a broad measure of market performance. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Predecessor Fund's Class Y Shares' performance for the past calendar year and by showing how the Predecessor Fund's average annual returns for 1 year and since the Predecessor Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 6.57% (03/31/2024) Worst Quarter: -1.85% (09/30/2024) The Predecessor Fund's Class Y shares' total return (pre-tax) from January 1, 2025 to March 31, 2025 was (3.55)%.

Bar Chart Closing [Text Block]
Best Quarter: 6.57% (03/31/2024) Worst Quarter: -1.85% (09/30/2024) The Predecessor Fund's Class Y shares' total return (pre-tax) from January 1, 2025 to March 31, 2025 was (3.55)%.

Year to Date Return, Label [Optional Text]	The Predecessor Fund's Class Y shares' total return (pre-tax)
Bar Chart, Year to Date Return	(3.55%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.57%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(1.85%)
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Predecessor Fund's average annual total returns for the period ended December 31, 2024 to those of an appropriate broad-based index and an additional index with characteristics relevant to the Predecessor Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Predecessor Fund	1 Year	Since Inception (6/30/2023)
Class Y — Return Before Taxes	8.57%	6.76%
Class Y — Return After Taxes on Distributions	6.33%	4.58%
Class Y — Return After Taxes on Distributions and Sale of Fund Shares	5.33%	4.37%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	1.25%	3.07%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	5.25%	5.30%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Although performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Predecessor Fund and Acquiring Fund is substantially different from an investment in U.S. Treasury bills. Among other things, Treasury bills are backed by the full faith and credit of the U.S. Government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund. Further, an investment in the Predecessor Fund and Acquiring Fund is expected to be substantially more volatile than an investment in Treasury bills because of the breadth and types of securities and other instruments in which the Predecessor Fund and Acquiring Fund may invest.

Performance Availability Phone [Text]	1-800-DIAL-SEI